Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
Prepaid samples		$ 58,483	$ 391,024
Prepaid insurance	$ 172,205	149,452	287,844
Prepaid FDA fees		756,972	732,204
Prepaid coupon fees	71,500	71,500	71,500
API purchase commitment asset (see Note 14)	1,304,541	1,304,541	1,409,592
Other prepaid expenses	587,319	391,552	468,226
Other current assets	612,673	114,784	526,310
Total prepaid expenses and other current assets	$ 2,748,238	$ 2,847,284	$ 5,129,820